Convertible redeemable preferred shares - Summary of Preferred Shares Activities for the Periods (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥) shares
Schedule of Preferred Stock by Class [Line Items]
Issuance		¥ 395,071
Accretion on the Preferred Shares to redemption value	$ (18.0)	(121,000)	$ 28.9	¥ 204,800	$ 51.9	¥ 392,600
Deemed dividend to preferred shareholders		¥ 12,000		¥ 400
Series A Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	10,340,000	10,340,000	10,340,000	10,340,000	10,340,000	10,340,000
Balance Beginning		¥ 484,122		¥ 424,930		¥ 287,629
Issuance, (in shares) | shares	0	0	0	0	0	0
Issuance		¥ 0		¥ 0		¥ 0
Accretion on the Preferred Shares to redemption value		(22,677)		59,192		137,301
Deemed dividend to preferred shareholders		¥ 0		¥ 0		¥ 0
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares	(10,340,000)	(10,340,000)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (461,445)
Balance Ending, (in shares) | shares	0	0	10,340,000	10,340,000	10,340,000	10,340,000
Balance Ending		¥ 0		¥ 484,122		¥ 424,930
Series B Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	9,067,384	9,067,384	9,067,384	9,067,384	9,067,384	9,067,384
Balance Beginning		¥ 527,682		¥ 463,560		¥ 321,636
Issuance, (in shares) | shares	0	0	0	0	0	0
Issuance		¥ 0		¥ 0		¥ 0
Accretion on the Preferred Shares to redemption value		(23,345)		64,122		141,924
Deemed dividend to preferred shareholders		¥ 0		¥ 0		¥ 0
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares	(9,067,384)	(9,067,384)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (504,337)
Balance Ending, (in shares) | shares	0	0	9,067,384	9,067,384	9,067,384	9,067,384
Balance Ending		¥ 0		¥ 527,682		¥ 463,560
Series C Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	5,518,101	5,518,101	5,518,101	5,518,101	5,518,101	5,518,101
Balance Beginning		¥ 420,419		¥ 370,869		¥ 275,986
Issuance, (in shares) | shares	0	0	0	0	0	0
Issuance		¥ 0		¥ 0		¥ 0
Accretion on the Preferred Shares to redemption value		(88,954)		49,550		94,883
Deemed dividend to preferred shareholders		¥ 0		¥ 0		¥ 0
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares	(5,518,101)	(5,518,101)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (331,465)
Balance Ending, (in shares) | shares	0	0	5,518,101	5,518,101	5,518,101	5,518,101
Balance Ending		¥ 0		¥ 420,419		¥ 370,869
Series C+ Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	0	0	0	0	0	0
Balance Beginning		¥ 0		¥ 0		¥ 0
Issuance, (in shares) | shares	6,734,459	6,734,459	0	0	0	0
Issuance		¥ 656,448		¥ 0		¥ 0
Accretion on the Preferred Shares to redemption value		6,360		0		0
Deemed dividend to preferred shareholders		¥ 0		¥ 0		¥ 0
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares	(6,734,459)	(6,734,459)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (662,808)
Balance Ending, (in shares) | shares	0	0	0	0	0	0
Balance Ending		¥ 0		¥ 0		¥ 0
Series D Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	2,526,026	2,526,026	2,526,026	2,526,026	2,296,387	2,296,387
Balance Beginning		¥ 188,183		¥ 168,415		¥ 140,859
Issuance, (in shares) | shares	0	0	0	0	229,639	229,639
Issuance		¥ 0		¥ 0		¥ 13,662
Accretion on the Preferred Shares to redemption value		(7,179)		19,768		13,367
Deemed dividend to preferred shareholders		¥ 0		¥ 0		¥ 527
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares	(2,526,026)	(2,526,026)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (181,004)
Balance Ending, (in shares) | shares	0	0	2,526,026	2,526,026	2,526,026	2,526,026
Balance Ending		¥ 0		¥ 188,183		¥ 168,415
Series D-1 Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	2,178,530	2,178,530	1,089,265	1,089,265	0	0
Balance Beginning		¥ 164,282		¥ 73,409		¥ 0
Issuance, (in shares) | shares	0	0	1,089,265	1,089,265	1,089,265	1,089,265
Issuance		¥ 0		¥ 82,048		¥ 68,138
Accretion on the Preferred Shares to redemption value		577		8,825		5,075
Deemed dividend to preferred shareholders		¥ 0		¥ 0		¥ 196
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares	(2,178,530)	(2,178,530)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (164,859)
Balance Ending, (in shares) | shares	0	0	2,178,530	2,178,530	1,089,265	1,089,265
Balance Ending		¥ 0		¥ 164,282		¥ 73,409
Series D-2 Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	1,182,803	1,182,803	0	0	0	0
Balance Beginning		¥ 89,464		¥ 0		¥ 0
Issuance, (in shares) | shares	0	0	1,182,803	1,182,803	0	0
Issuance		¥ 0		¥ 89,447		¥ 0
Accretion on the Preferred Shares to redemption value		2,850		17		0
Deemed dividend to preferred shareholders		¥ 0		¥ 0		¥ 0
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares	(1,182,803)	(1,182,803)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (92,314)
Balance Ending, (in shares) | shares	0	0	1,182,803	1,182,803	0	0
Balance Ending		¥ 0		¥ 89,464		¥ 0
Series E Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Balance Beginning, (in shares) | shares	1,042,623	1,042,623	0	0	0	0
Balance Beginning		¥ 78,553		¥ 0		¥ 0
Issuance, (in shares) | shares	4,842,587	4,842,587	1,042,623	1,042,623	0	0
Issuance		¥ 353,893		¥ 74,830		¥ 0
Accretion on the Preferred Shares to redemption value		11,495		3,322		0
Deemed dividend to preferred shareholders		¥ 12,039		¥ 401		¥ 0
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares	(5,885,210)	(5,885,210)
Conversion of convertible redeemable preferred shares upon completion of the IPO		¥ (455,980)
Balance Ending, (in shares) | shares	0	0	1,042,623	1,042,623	0	0
Balance Ending		¥ 0		¥ 78,553		¥ 0